NATIONWIDE MUTUAL FUNDS
Nationwide Amundi World Bond Fund

Supplement dated November 15, 2017
to the Summary Prospectus dated February 28, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, the Nationwide Amundi World Bond Fund will no longer accept orders for the purchase of new shares, except for the reinvestment of dividends and distributions.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE